LVIP Structured Moderately Aggressive Allocation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.00%
INVESTMENT COMPANIES–95.00%
Equity Funds–37.84%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	7,868,386	$124,753,261
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,879,859	57,348,196
		182,101,457
Fixed Income Fund–25.17%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,996,290	121,090,552
		121,090,552
International Equity Funds–31.99%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	4,517,854	47,216,097
LVIP Franklin Templeton Multi-Factor International Equity Fund	10,090,224	106,694,023
		153,910,120
Total Affiliated Investments (Cost $357,169,231)		457,102,129

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–5.04%
INVESTMENT COMPANIES–5.04%
Fixed Income Fund–5.04%
Schwab US TIPS ETF	911,254	$24,248,469
		24,248,469
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	9,247	9,247
		9,247
Total Unaffiliated Investments (Cost $23,730,162)		24,257,716

TOTAL INVESTMENTS–100.04% (Cost $380,899,393)	481,359,845
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(177,414)
NET ASSETS APPLICABLE TO 34,997,664 SHARES OUTSTANDING–100.00%	$481,182,431

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Moderately Aggressive Allocation Fund–1

LVIP Structured Moderately Aggressive Allocation Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.00%@
Equity Funds-37.84%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$129,503,457	$4,915,070	$3,301,930	$317,120	$(6,680,456)	$124,753,261	7,868,386	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	58,371,844	243,686	2,474,381	473,623	733,424	57,348,196	3,879,859	—	—
Fixed Income Fund-25.17%@
✧✧LVIP SSGA Bond Index Fund	122,169,728	2,078,467	3,174,933	(313,618)	330,908	121,090,552	11,996,290	—	—
International Equity Funds-31.99%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	50,974,879	203,072	6,051,592	1,057,870	1,031,868	47,216,097	4,517,854	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	109,477,944	446,758	4,311,848	406,542	674,627	106,694,023	10,090,224	—	—
Total	$470,497,852	$7,887,053	$19,314,684	$1,941,537	$(3,909,629)	$457,102,129		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP Structured Moderately Aggressive Allocation Fund–2